Long-Term Debt, Net of Debt Issuance Costs and Discount - Schedule of Aggregate Annual Maturities of Debt (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Long Term Debt By Maturity [Abstract]
2017	$ 33,403
2018	13,379
2019	7,471
2020	67,471
2021	3,721
Total	$ 125,445